Interests in subsidiaries and non-controlling interests	12 Months Ended
Jun. 30, 2026
Interests In Subsidiaries And Non-controlling Interests
Interests in subsidiaries and non-controlling interests

38. Interests in subsidiaries and non-controlling interests

The consolidated financial statements include the following controlled entities.

Entity	Jurisdiction	Interest 2026	Interest 2025	Held through
Raptor300 Inc	Delaware, USA	100%	100%	Braiin Limited
Braiin LLC	Delaware, USA	100%	100%	Braiin Limited
Raptor Sri Lanka 300 Pvt. Ltd.	Sri Lanka	100%	100%	Raptor300 Inc
VIS Networks Private Limited	India	79.70%	–	Braiin Limited
VISNET Technologies Pvt Ltd Corp	Philippines	Branch	–	VIS Networks Private Limited
VIS Global PTE Ltd	Singapore	79.70%	–	Braiin Limited
VISNET Global SDN BHD	Malaysia	100%	–	VIS Global PTE Ltd
VIS Networks UK Limited	United Kingdom	83%	–	VIS Global PTE Ltd
VIS Global Digital Solutions LLC	Oman	54%	–	VIS Global PTE Ltd
VIS Global Inc	United States	63%	–	VIS Global PTE Ltd
Visnet Technologies LLC	United Arab Emirates	60%	–	VIS Global PTE Ltd
VIS Global Pty Ltd	Australia	72.50%	–	VIS Global PTE Ltd
VIS Global EU B.V.	Netherlands	100%	–	VIS Global PTE Ltd
Vega Global Technologies Pty Ltd	Australia	100%	–	Braiin Limited
Mirragin RAS Consulting Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Mirragin Consultants Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Mirragin Project Isidore Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Project Isidore Pty Ltd	Australia	60%	–	Mirragin RAS Consulting Pty Ltd
Nisus Australia Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Nisus Payroll Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Connect Simple Pty Ltd	Australia	100%	–	Braiin Limited
Connect Easy Ltd (company number 16514078)	United Kingdom	100%	–	Connect Simple Pty Ltd
ConnectEasy Inc (number 10198866)	Delaware, USA	100%	–	Connect Simple Pty Ltd

Connect Easy Ltd and ConnectEasy Inc have been wholly owned by Connect Simple Pty Ltd since 28 January 2026. Neither entity maintained a general ledger or recorded any transactions during the period from that date to 30 June 2026, all costs of the two entities having been borne by Connect Simple Pty Ltd. Neither entity is separately presented in the consolidation on the basis that its results, assets and liabilities are nil and any balances between the entities would in any event be eliminated on consolidation.

Raptor Sri Lanka 300 Pvt. Ltd. does not maintain separate accounts in the consolidation. Its expenses are funded by Braiin LLC and are recognised in the accounts of Braiin LLC, and are therefore included in the consolidated results. VIS Global EU B.V. was established by VIS Global PTE Ltd and had no assets, liabilities or results at the acquisition date.

Non-controlling interests

The Group acquired 79.70 percent of VIS Networks Private Limited and of VIS Global PTE Ltd on 12 February 2026 and has agreed to acquire the remaining 20.30 percent for fixed consideration. The vendors remain the registered holders of that interest until it is transferred, but the returns attaching to it, including any distribution or return of capital, accrue to the Group from the acquisition date and the vendors’ entitlement is limited to the fixed consideration. That interest is therefore attributed to the owners of the parent. This position is supported by legal advice from Steinepreis Paganin on the terms of the share sale agreement. The consideration is recognised as deferred consideration within other financial liabilities at Note 33, and no non-controlling interest is recognised in respect of that interest (Note 4).

Non-controlling interests arise within the VIS group on the subsidiaries of VIS Global PTE Ltd that are not wholly owned, being VIS Networks UK Limited, VIS Global Digital Solutions LLC, VIS Global Inc, Visnet Technologies LLC and VIS Global Pty Ltd, and within the Vega group on Project Isidore Pty Ltd, 40 percent of which is held outside the Group. They were measured at their proportionate share of the identifiable net assets of those subsidiaries, USD 127,514, at the acquisition date, and were a net deficit of USD 166,354 at 30 June 2026, principally because VIS Global Digital Solutions LLC and Visnet Technologies LLC have net liabilities. The loss allocated to non-controlling interests for the period was USD 290,165. None of these non-controlling interests is material to the Group, and the summarised financial information required by IFRS 12 paragraph 12 is not presented.